Average Annual Total Returns - SelectPortfoliosGroup1-ConsumerDiscretionarySector-ComboPRO - SelectPortfoliosGroup1-ConsumerDiscretionarySector-ComboPRO - Select Automotive Portfolio	Apr. 29, 2024
Select Automotive Portfolio | Return Before Taxes
Average Annual Return:
Past 1 year	32.53%
Past 5 years	17.50%
Past 10 years	8.81%
Select Automotive Portfolio | After Taxes on Distributions
Average Annual Return:
Past 1 year	32.26%
Past 5 years	16.22%
Past 10 years	6.53%
Select Automotive Portfolio | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	19.45%
Past 5 years	13.87%
Past 10 years	6.28%
SP001
Average Annual Return:
Past 1 year	26.29%
Past 5 years	15.69%
Past 10 years	12.03%
F1529
Average Annual Return:
Past 1 year	29.02%
Past 5 years	16.80%
Past 10 years	9.06%